Discontinued Operations - Sale of Interactive Offers	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Discontinued Operations - Sale of Interactive Offers
Discontinued Operations - Sale of Interactive Offers

Note 16. Discontinued Operations – Sale of Interactive Offers

On August 31, 2023, the Company sold Interactive offers to Amplifyir Inc. The purchase price is $1,250,000 with a provision to adjust the final purchase price based on the business being transferred to Amplifyer Inc. with a net zero working capital. In addition, the Buyer is obligated to pay the Company two-and one-half percent (2.5%) of certain advertising revenues of Interactive for a two-year period post-closing. Accordingly, the results of the business were classified as discontinued operations in our statements of operations and excluded from continuing operations.

Summary of discontinued operations:

	Three Months Ended	Nine Months Ended
	March 31, 2024	March 31, 2024
Discontinued Operations
Revenue	$-	$158,147
Cost of sales	$-	$11,982
Sales, general and administrative expenses	$-	$339,205
Depreciation and amortization	$-	$-
Income (loss) from discontinued operations	$-	$(193,040)
Accounts receivable net of allowance for doubtful accounts	$-	$-
Fixed assets, net of accumulated depreciation	$-	$-
Total assets	$-	$-
Total liabilities	$-	$-

Note 17. Discontinued Operations – Sale of Interactive Offers

On August 31, 2023, the Company sold Interactive offers to Amplifyir Inc. The purchase price is $1,250,000 with a provision to adjust the final purchase price based on the business being transferred to Amplifyer Inc. with a net zero working capital. In addition, the Buyer is obligated to pay the Company two-and-one-half percent (2.5%) of certain advertising revenues of Interactive for a two-year period post-closing. Accordingly, the results of the business were classified as discontinued operations in our statements of operations and excluded from both continuing operations and segment results for all periods presented.

Summary of discontinued operations:

	Years ended June 30,
	2024	2023
Discontinued Operations
Revenue	$158,147	$1,442,279
Cost of sales	$11,982	$446,332
Sales, general and administrative expenses	$333,168	$2,118,480
Depreciation and amortization	$-	$607,103
Loss from discontinued operations	$(187,003)	$(1,729,636)
Accounts receivable net of allowance for doubtful accounts	$-	$67,467
Fixed assets, net of accumulated depreciation	$-	$2,835
Total assets	$-	$1,026,043
Total liabilities	$-	$-